                                GROWTH PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1995

                                                                    NBAMT0221295

PORTFOLIO MANAGER'S COMMENTARY
Neuberger&Berman Advisers Management Trust

--------------------------------------------------------------------------------

          Growth Portfolio

   The Growth Portfolio benefited from a strong bull market in 1995, as many of its highest sector weightings fully participated in the market's rise. Lower interest rates and strong earnings provided the major impetus for equity markets last year. Among the best performing sectors were financial services, technology, health care, and certain specialty retailers. The most significant new purchase in 1995 was a major increase in the weighting of the HMO industry, as Wall Street analysts abandoned the sector earlier in the year due to worries about more competitive pricing and rising medical costs. As the HMO valuations fell to historically low levels relative to its 20% industry growth rate, we added significantly to our HMO holdings. In the fourth quarter of the year, the HMO industry provided some of the best returns in the Portfolio.
   Within the financial sector, CITICORP, Wells Fargo, Finova Group, and Capital One Financial provided strong returns. CITICORP and Wells Fargo exceeded earnings expectations and both companies continued to aggressively repurchase their own shares. Finova Group is a major commercial finance company, which has made several acquisitions in recent years. Capital One Financial is a rapidly growing credit card issuer.
   Technology was the best performing sector in the Portfolio through September, due to stronger than expected earnings growth and continued demand for memory for personal computers, communications, consumer electronics, and automotive applications. Among our major positions continued to be Intel, Texas Instruments, and Micron Technology. This sector weakened during the final quarter as pricing concerns surfaced due to rising capacity additions in the Far East. With production costs falling 25-30% per year, industry margins should remain stable for the foreseeable future. We have recently added to our positions.
   In spite of a weak retail sector, our specialty retail positions contributed positively to performance. Staples and Viking Office Products in the business services sector, health products stores such as General Nutrition Companies and Rite Aid, and Circuit City, the leader in the consumer electronics sector, were all strong performers.
   Fourth quarter performance suffered from the aforementioned technology fallout, as well as from some weakness in the financial sector (due to credit quality concerns), gaming sector (due to market saturation worries), and restaurants (due to recession worries).
   During the second half of the year, we added to our cellular positions in Airtouch Communications and Vodafone. We also increased our investments in two credit card issuers, Capital One Financial and First USA. We liquidated our positions in Circuit City, Mirage, and PriceCostco later in the year, as those companies reached our valuation targets. Two new health care positions were added to the Portfolio -- R.P. Scherer, a developer and manufacturer of drug delivery systems and a producer of soft gelatin capsules and i-STAT, a manufacturer of medical diagnostic products for blood analysis. We believe our growth-at-a-reasonable-price strategy will serve best to enhance the Portfolio and provide a solid foundation for long-term results. We will continue to tackle each stock individually on a fundamental value ("bottom-up") basis, and report to you periodically about the Growth Portfolio.

Mark Goldstein
PORTFOLIO MANAGER
AMT Growth Investments

Shares of the separate Portfolios of Neuberger&Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Growth Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Growth Portfolio

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN*
                                GROWTH PORTFOLIO     S & P "500"
1 Year                               +31.73%            +37.45%
5 Year                               +13.69%            +16.54%
10 Year                              +12.01%            +14.82%
Life of Fund                         +13.16%            +16.20%

AVERAGE ANNUAL TOTAL RETURN*
                                GROWTH PORTFOLIO     S & P "500"
12/31/85                            $10,000           $10,000
 '86                                 11,494            11,862
 '87                                 10,931            12,476
 '88                                 13,770            14,534
 '89                                 17,828            19,125
 '90                                 16,369            18,530
 '91                                 21,236            24,151
 '92                                 23,261            25,988
 '93                                 24,841            28,596
 '94                                 23,602            28,984
 '95                                 31,090            39,837

   Life of Growth Portfolio is from 9/10/84.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio

                                                    December 31,
                                                        1995
                                                    -------------
ASSETS
      Investment in Series, at value (Note A)       $600,809,792
      Receivable for Trust shares sold                 1,053,293
                                                    -------------
                                                     601,863,085
                                                    -------------
LIABILITIES
      Payable for Trust shares redeemed               63,843,337
      Payable to administrator (Note B)                  154,572
      Accrued expenses                                    43,317
                                                    -------------
                                                      64,041,226
                                                    -------------
NET ASSETS at value                                 $537,821,859
                                                    -------------
NET ASSETS consist of:
      Par value                                     $     20,798
      Paid-in capital in excess of par value         406,955,772
      Accumulated undistributed net investment
       income                                            131,858
      Accumulated net realized gains on investment    48,309,276
      Net unrealized appreciation in value of
       investment                                     82,404,155
                                                    -------------
NET ASSETS at value                                 $537,821,859
                                                    -------------
SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                    20,797,505
                                                    -------------
NET ASSET VALUE, offering and redemption price per
share                                                     $25.86
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio

                                                       For the
                                                     Year Ended
                                                    December 31,
                                                        1995
                                                    -------------
INVESTMENT INCOME
    Income:
      Dividends                                     $  1,148,649
      Interest                                           225,980
      Investment income from Series (Note A)           3,412,106
                                                    -------------
        Total investment income                        4,786,735
                                                    -------------
    Expenses:
      Investment advisory fee (Note B)                   920,692
      Administration fee (Note B)                      1,139,600
      Legal fees                                         108,458
      Custodian fees                                      62,244
      Shareholder reports                                 57,679
      Distribution fees (Note B)                          52,499
      Trustees' fees and expenses                         14,617
      Auditing fees                                        7,750
      Registration and filing fees                         7,416
      Insurance expense                                    5,309
      Miscellaneous                                        4,630
      Expenses from Series (Note A)                    2,224,968
                                                    -------------
        Total expenses                                 4,605,862
                                                    -------------
        Net investment income                            180,873
                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
    Net realized gain on investments                   6,831,323
    Net realized gain on investments from Series
     (Note A)                                         41,477,952
    Net realized loss on foreign currency
     transactions from Series (Note A)                    (2,748)
    Change in net unrealized appreciation of
     investments                                      33,910,514
    Net unrealized appreciation of investments
     from Series (Note A)                             45,724,249
                                                    -------------
        Net gain on investments and foreign
        currency transactions                        127,941,290
                                                    -------------
        Net increase in net assets resulting from
        operations                                  $128,122,163
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio

                                                  Year Ended
                                                 December 31,
                                              1995          1994
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $    180,873  $    950,382
    Net realized gain on investments
     sold and foreign currency
     transactions (Note A)                  48,306,527    12,943,263
    Change in net unrealized
     appreciation of investments (Note
     A)                                     79,634,763   (32,917,245)
                                          --------------------------
    Net increase (decrease) in net
     assets resulting from operations      128,122,163   (19,023,600)
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (950,674)   (1,828,349)
    Net realized gain on investments       (12,739,035)  (42,813,833)
                                          --------------------------
    Total distributions to shareholders    (13,689,709)  (44,642,182)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold              257,029,821   129,211,503
    Proceeds from reinvestment of
     dividends and distributions            13,689,709    44,642,182
    Payments for shares redeemed          (216,638,062) (107,370,656)
                                          --------------------------
    Net increase from Trust share
     transactions                           54,081,468    66,483,029
                                          --------------------------
NET INCREASE IN NET ASSETS                 168,513,922     2,817,247
NET ASSETS:
    Beginning of year                      369,307,937   366,490,690
                                          --------------------------
    End of year                           $537,821,859  $369,307,937
                                          --------------------------
    Accumulated undistributed net
     investment income at end of year     $    131,858  $    835,609
                                          --------------------------
NUMBER OF TRUST SHARES:
    Sold                                    10,957,477     6,137,465
    Issued on reinvestment of dividends
     and distributions                         657,211     2,069,641
    Redeemed                                (8,997,021)   (5,122,373)
                                          --------------------------
    Net increase in shares outstanding       2,617,667     3,084,733
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Growth Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Growth Portfolio (the "Fund") is a separate series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The predecessors of the Funds were converted into the Funds after the close of business on April 28, 1995 (the "conversion"); these conversions were approved by the shareholders of the predecessors of the Funds in August, 1994. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the AMT Growth Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1995). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: Investments in the Series of Advisers Managers Trust are valued by Advisers Managers Trust as indicated in the notes following the Series' schedule of investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent that the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital.
   Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust                     December 31, 1995
--------------------------------------------------------------------------------
          Growth Portfolio

         For the year ended December 31, 1995, the Fund hereby designates $10,925,778 as a capital gain distribution for the purpose of the dividend paid deduction.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of
May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .30% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Series. (See Note B of Notes to Financial Statements of the Series.) Prior to conversion, the predecessor of the Fund paid to Management for investment advisory and administrative services a fee at the annual rate of .70% of the first $250 million of its average daily net assets, .675% of the next $250 million, .65% of the next $250 million, .625% of the next $250 million, and
 .60% of its average daily net assets in excess of $1 billion.
   On April 16, 1993, the shareholders of the Trust adopted a distribution plan ("Plan") which provided that the predecessor to the Trust, on behalf of any of its series, could reimburse Management after each calendar quarter for certain distribution expenses in an amount not to exceed .25%, on an annual basis, of that series' average daily net assets as of the close of such calendar quarter. The Plan became effective on May 1, 1993, was implemented on November 1, 1993, and was terminated on April 30, 1995. For the period ended April 30, 1995, the Fund paid $52,499 for such expense. Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the compensation of Management under the Administration Agreement and the Series' Management Agreement, interest, taxes, brokerage commissions, extraordinary expenses, transaction costs, and any payments to Management pursuant to the
Plan) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least sixty (60) days' prior written notice to the Fund, as it was for its predecessor prior to the conversion. For the year ended December 31, 1995, no reimbursement to the Fund or its predecessor was required.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger& Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also partners of Neuberger and/or officers and/or directors of Management.

Neuberger&Berman Advisers Management Trust                     December 31, 1995
--------------------------------------------------------------------------------
          Growth Portfolio

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period from May 1, 1995 to December 31, 1995, additions and reductions to the Fund's investment in its Series amounted to $120,000,880 and $73,675,647, respectively.

NOTE D -- SECURITIES TRANSACTIONS:
   Prior to conversion, there were purchase and sale transactions (excluding short-term securities) of $91,327,874 and $34,170,244, respectively, during the period from January 1, 1995 to April 30, 1995. Transactions occurring subsequent to the conversion are accounted for by Advisers Managers Trust.
   Prior to conversion, there were brokerage commissions on securities transactions paid to Neuberger and other brokers of $141,888 and $24,523, respectively, during the period from January 1, 1995 to April 30, 1995. Brokerage commissions occurring subsequent to the conversion are accounted for by Advisers Managers Trust.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                          Year Ended December 31,
                                          1995(2)   1994     1993     1992     1991     1990     1989     1988     1987     1986
                                          ---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $20.31   $24.28   $23.27   $21.47   $16.82   $20.28   $16.20   $12.86   $15.21   $13.38
                                          ---------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                    .01      .07      .13      .21      .31      .43      .43      .32      .34      .26
    Net Gains or Losses on Securities
     (both realized and unrealized)         6.26    (1.11)    1.42     1.82     4.64    (2.04)    4.24     3.02     (.96)    1.73
                                          ---------------------------------------------------------------------------------------
      Total From Investment Operations      6.27    (1.04)    1.55     2.03     4.95    (1.61)    4.67     3.34     (.62)    1.99
                                          ---------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
 income)                                    (.05)    (.12)    (.17)    (.23)    (.30)    (.29)    (.27)      --     (.48)    (.09)
    Distributions (from capital gains)      (.67)   (2.81)    (.37)      --       --    (1.56)    (.32)      --    (1.25)    (.07)
                                          ---------------------------------------------------------------------------------------
      Total Distributions                   (.72)   (2.93)    (.54)    (.23)    (.30)   (1.85)    (.59)      --    (1.73)    (.16)
                                          ---------------------------------------------------------------------------------------
Net Asset Value, End of Year              $25.86   $20.31   $24.28   $23.27   $21.47   $16.82   $20.28   $16.20   $12.86   $15.21
                                          ---------------------------------------------------------------------------------------
Total Return+                             +31.73%   -4.99%   +6.79%   +9.54%  +29.73%   -8.19%  +29.47%  +25.97%   -4.89%  +14.94%
                                          ---------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
 millions)                                $537.8   $369.3   $366.5   $304.8   $228.9   $118.8   $ 92.8   $ 48.7   $ 33.8   $ 31.6
                                          ---------------------------------------------------------------------------------------
    Ratio of Expenses to Average Net
 Assets                                      .90%     .84%     .81%     .82%     .86%     .91%     .97%     .92%     .89%    1.00%
                                          ---------------------------------------------------------------------------------------
    Ratio of Net Investment Income
     to Average Net Assets                   .04%     .26%     .52%     .92%    1.43%    2.12%    2.10%    2.12%    2.05%    1.50%
                                          ---------------------------------------------------------------------------------------
    Portfolio Turnover Rate(3)                 9%      46%      92%      63%      57%      76%     105%      95%      87%      83%
                                          ---------------------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Growth Portfolio
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3)The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995 are included elsewhere in AMT Growth Investments' Financial Highlights.
+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Growth Portfolio

   We have audited the accompanying statement of assets and liabilities of the Growth Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
January 19, 1996

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------
          AMT Growth Investments

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
            COMMON STOCKS (88.4%)
BUSINESS SERVICES (2.0%)
   235,000  Staples Inc.                    $  5,728,125(2)
   140,000  Viking Office Products             6,510,000(2)
                                            ------------
                                              12,238,125
                                            ------------
CHEMICALS (0.8%)
    80,000  Hercules Inc.                      4,510,000
                                            ------------
COMMUNICATIONS (9.3%)
   355,000  Airtouch Communications           10,028,750(2)
 5,735,000  Australis Media                    4,902,074(2)
    79,800  CIDCO Inc.                         2,034,900(2)
   370,000  Comcast Corp. Class A Special      6,729,375
    30,000  Mannesmann AG ADR                  9,572,571
   310,000  Tele-Communications, Inc.
            Class A                            6,161,250(2)
    75,000  Tele-Communications, Inc.
            Class A Liberty Media Group        2,015,625(2)
   105,000  Time Warner                        3,976,875
   295,000  Vodafone Group ADR                10,398,750
                                            ------------
                                              55,820,170
                                            ------------
CONSUMER GOODS & SERVICES (8.4%)
   388,900  Authentic Fitness                  8,069,675
   190,000  CUC International                  6,483,750(2)
   220,000  Franklin Quest                     4,290,000(2)
   190,000  Industrie Natuzzi ADR              8,621,250
   165,000  Luxottica S.p.A. ADR               9,652,500
   238,000  Nine West                          8,925,000(2)
   375,000  Supercuts Inc.                     3,000,000(2)
    84,500  Timberland Co.                     1,679,437(2)
                                            ------------
                                              50,721,612
                                            ------------
DRUGS & HEALTH CARE (11.6%)
   435,000  Coventry Corp.                     8,971,875(2)
   390,000  Humana Inc.                       10,676,250(2)
   108,600  i-STAT Corp.                       3,529,500(2)
    90,000  PacifiCare Health Systems
            Class B                            7,830,000(2)
   110,000  R.P. Scherer                       5,403,750(2)
   173,500  Teva Pharmaceutical ADR            8,046,062

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
   200,000  U.S. Healthcare                 $  9,300,000
   240,000  United Healthcare                 15,720,000
                                            ------------
                                              69,477,437
                                            ------------
ENTERTAINMENT (10.3%)
   230,000  Argosy Gaming                      1,753,750(2)
   230,000  Circus Circus Enterprises          6,411,250(2)
   480,000  GTECH Holdings                    12,480,000(2)
   593,000  Harrah's Entertainment            14,380,250(2)
   625,000  Players International              6,679,687(2)
   340,000  Promus Hotel                       7,565,000(2)
   468,900  Showboat, Inc.                    12,367,238
                                            ------------
                                              61,637,175
                                            ------------
FINANCIAL SERVICES (13.0%)
   230,000  Bear Stearns                       4,571,250
   410,000  Capital One Financial              9,788,750
   245,000  CITICORP                          16,476,250
   165,000  Finova Group                       7,961,250
   240,000  First USA                         10,650,000
   215,000  MBNA Corp.                         7,928,125
   105,000  Morgan Stanley Group               8,465,625
    50,000  Signet Banking                     1,187,500
    50,000  Wells Fargo                       10,800,000
                                            ------------
                                              77,828,750
                                            ------------
HOME BUILDERS (0.4%)
   330,000  Schuler Homes                      2,578,125(2)
                                            ------------
INSURANCE (6.2%)
    90,000  ACE Ltd.                           3,577,500
    35,000  American International Group       3,237,500
    41,900  Delphi Financial Group               890,375(2)
    80,000  EXEL Ltd.                          4,880,000
   410,000  Life Partners Group                5,586,250
   353,000  Penncorp Financial Group          10,369,375
   215,000  Sphere Drake Holdings              3,010,000
    80,000  Transatlantic Holdings             5,870,000
                                            ------------
                                              37,421,000
                                            ------------

Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Growth Investments

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
PAPER (1.4%)
   595,000  Abitibi-Price                   $  8,627,500
                                            ------------
RESTAURANTS (7.2%)
   265,000  Au Bon Pain                        2,186,250(2)
   415,500  Cheesecake Factory                 8,933,250(2)
   445,000  CKE Restaurants                    7,120,000
   105,900  Dave & Buster's                    1,284,038(2)
   441,800  HomeTown Buffet                    4,887,412(2)
   400,000  IHOP Corp.                        10,400,000(2)
   408,600  Sonic Corp.                        7,763,400(2)
   120,800  Spaghetti Warehouse                  604,000(2)
                                            ------------
                                              43,178,350
                                            ------------
RETAILING (4.8%)
   410,000  General Nutrition                  9,430,000(2)
   425,000  Lechters Inc.                      2,735,938(2)
   230,000  Revco D.S.                         6,497,500(2)
   220,000  Rite Aid                           7,535,000
   295,000  Sports & Recreation                2,101,875(2)
   210,000  Tops Appliance City                  525,000(2)
                                            ------------
                                              28,825,313
                                            ------------
TECHNOLOGY (12.2%)
   200,000  Intel Corp.                       11,350,000
   245,000  KLA Instruments                    6,385,313(2)
   330,000  Micron Technology                 13,076,250
   195,000  Motorola, Inc.                    11,115,000
  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
    65,000  Nokia Corp. ADR                 $  2,526,875
    80,000  SAP AG                            12,408,505
   155,000  Sensormatic Electronics            2,693,125
   270,000  Texas Instruments                 13,972,500
                                            ------------
                                              73,527,568
                                            ------------
TRANSPORTATION (0.8%)
   236,700  RailTex Inc.                       4,970,700(2)
                                            ------------
            TOTAL COMMON STOCKS
            (COST $449,104,719)              531,361,825
                                            ------------
Principal
  Amount
----------
            CONVERTIBLE BONDS (0.2%)
$1,335,000  Australis Media, Cv. Deb.
            (COST $1,010,595)                  1,180,801(2)
                                            ------------
            U.S. TREASURY SECURITIES
            (9.5%)
$58,200,000 U.S. Treasury Bills, 4.955% &
            4.965%, due 5/30/96 & 6/20/96
            (COST $56,903,403)                56,880,247
                                            ------------
            TOTAL INVESTMENTS (98.1%)
            (COST $507,018,717)              589,422,873(3)
            Cash, receivables and other
            assets, less liabilities
            (1.9%)                            11,386,920
                                            ------------
            TOTAL NET ASSETS (100.0%)       $600,809,793
                                            ------------

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Growth Investments
1)Investment securities of the Series are valued at the last sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Short-term debt securities with less than sixty days until maturity at the time of purchase are valued at cost which, when combined with interest earned, approximates market value.
2)Non-income producing security.
3)At December 31, 1995, the cost of investments for Federal income tax purposes was $507,383,824. Gross unrealized appreciation of investments was $116,865,648 and gross unrealized depreciation of investments was $34,826,599, resulting in net unrealized appreciation of $82,039,049, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                                    December 31,
                                                        1995
                                                    -------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $589,422,873
      Receivable for securities sold                  15,960,497
      Dividends receivable                               476,077
      Deferred organization costs (Note A)                83,580
      Prepaid expenses and other assets                   24,153
                                                    -------------
                                                     605,967,180
                                                    -------------
LIABILITIES
      Payable for securities purchased                 4,758,559
      Payable to investment manager (Note B)             273,593
      Accrued expenses                                    68,791
      Accrued organization costs (Note A)                 56,444
                                                    -------------
                                                       5,157,387
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
Interests                                           $600,809,793
                                                    -------------
NET ASSETS consist of:
      Paid-in capital                               $518,405,637
      Net unrealized appreciation in value of
       investments                                    82,404,156
                                                    -------------
NET ASSETS                                          $600,809,793
                                                    -------------
*Cost of investments                                $507,018,717
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                                        For the
                                                      Period from
                                                      May 1, 1995
                                                     (Commencement
                                                    of Operations)
                                                    to December 31,
                                                         1995
                                                    ---------------
INVESTMENT INCOME
    Income:
      Dividend income                               $    3,213,688
      Interest income                                      296,090
      Foreign taxes withheld (Note A)                      (97,672)
                                                    ---------------
        Total income                                     3,412,106
                                                    ---------------
    Expenses:
      Investment management fee (Note B)                 2,025,792
      Custodian fees                                       112,038
      Auditing fees                                         37,920
      Amortization of deferred organization and
       initial offering expenses (Note A)                   12,928
      Insurance expense                                     10,383
      Trustees' fees and expenses                            9,978
      Legal fees                                             8,853
      Accounting fees                                        6,667
      Miscellaneous                                            409
                                                    ---------------
        Total expenses                                   2,224,968
                                                    ---------------
        Net investment income                            1,187,138
                                                    ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
    Net realized gain on investments sold               41,477,952
    Net realized loss on foreign currency
     transactions (Note A)                                  (2,748)
    Net unrealized appreciation of investments          45,724,249
                                                    ---------------
        Net gain on investments and foreign
        currency transactions                           87,199,453
                                                    ---------------
        Net increase in net assets resulting from
        operations                                  $   88,386,591
                                                    ---------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                            Period from
                                            May 1, 1995
                                           (Commencement
                                          of Operations)
                                          to December 31,
                                               1995
                                          ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $    1,187,138
    Net realized gain on investments
     sold and foreign currency
     transactions                             41,475,204
    Net unrealized appreciation of
     investments                              45,724,249
                                          ---------------
    Net increase in net assets resulting
     from operations                          88,386,591
                                          ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                120,000,881
    Reductions                               (73,675,647)
                                          ---------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                     46,325,234
                                          ---------------
NET INCREASE IN NET ASSETS                   134,711,825
NET ASSETS:
    Initial contribution                     466,097,968
                                          ---------------
    End of period                         $  600,809,793
                                          ---------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Growth Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: AMT Growth Investments (the "Series") is a separate series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. After the close of business on April 28, 1995, each series of Neuberger&Berman Advisers Management Trust (the "Trust") invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding series of Managers Trust, receiving a beneficial interest in that series.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Securities are valued as indicated in the notes following the Series' schedule of investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including accretion of discount on short-term investments (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1995, the unamortized balance of such expenses amounted to $83,580. The accrued organization costs are payable to Neuberger& Berman Management Incorporated ("Management"), the investment manager of the Series.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) FOREIGN CURRENCY TRANSLATION: The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Management as its investment manager under a Management Agreement ("Agreement") dated as of May 1, 1995. For such investment management services, the Series pays Management a fee at the annual rate of

Advisers Managers Trust                                        December 31, 1995
--------------------------------------------------------------------------------
          AMT Growth Investments
 .55% of the first $250 million of the Series' average daily net assets, .525% of the next $250 million, .50% of the next $250 million, .475% of the next $250 million, .45% of the next $500 million, and .425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger& Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also partners of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement included in its custodian contract. The impact of this arrangement on the Series' custodian expense, reflected in the Statement of Operations, is less than .01% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the period from May 1, 1995 (commencement of operations) to December 31, 1995, there were purchase and sale transactions (excluding short-term securities) of $187,648,333 and $201,436,226, respectively.
   During the period from May 1, 1995 (commencement of operations) to December 31, 1995, brokerage commissions on securities transactions amounted to $555,532, of which Neuberger received $324,279, and other brokers received $231,253.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                          Period from
                                          May 1, 1995
                                         (Commencement
                                        of Operations)
                                        to December 31,
                                             1995
                                   -------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                          .59%(1)
                                               ----------
    Net Investment Income                             .31%(1)
                                               ----------
Portfolio Turnover Rate                                35%
                                               ----------
Average Commission Rate Paid                      $0.0412
                                               ----------
Net Assets, End of Period (in
 millions)                                         $600.8
                                               ----------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Growth Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the AMT Growth Investments, one of the series comprising Advisers Managers Trust, as of December 31, 1995, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AMT Growth Investments of Advisers Managers Trust at December 31, 1995, the results of its operations, the changes in its net assets, and financial highlights for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
January 19, 1996

22